FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The tables below present certain of our assets and liabilities measured at fair value categorized by the level of input used in the valuation of each asset and liability.

	September 30, 2021
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$27,892	$27,892	$—	$—
Debt investments:
Corporate bonds	1,013	—	1,013	—
Commercial paper	5,495	—	5,495	—
Total debt investments	6,508	—	6,508	—
Total assets	$34,400	$27,892	$6,508	$—
Long-term liabilities:
Embedded debt derivative	$675			$675
Warrant liabilities	9,952	—	—	9,952
Total liabilities	$10,627	$—	$—	$10,627

	December 31, 2020
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$96,835	$96,835	$—	$—
Debt investments:
Corporate bonds	3,543	—	3,543	—
Commercial paper	9,992	—	9,992	—
Total debt investments	13,535	—	13,535	—
Total assets	110,370	96,835	$13,535	—
Long-term liabilities:
Embedded debt derivative	$675	$—	$—	$675
Warrant liabilities	2,650	—	—	2,650
Total liabilities	$3,325	$—	$—	$3,325
The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the nine months ended September 30, 2021 and the year ended December 31, 2020.
Cash equivalents—Money market funds included within cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.
Investments—The Company measures its investments at fair value on a recurring basis and classifies those instruments within Level 2 of the fair value hierarchy. Marketable securities, including corporate bonds and commercial paper, are classified within Level 2 of the fair value hierarchy because pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined using models or other valuation methodologies. The Company recorded no unrealized gain and an unrealized loss of $25 in other comprehensive income (loss) on short-term investments for the nine months ended September 30, 2021 and 2020, respectively.
Embedded debt derivative and warrant liability—As described in Note 6, the Company concluded that the contingent put options contained in the Perceptive Credit Facility that could require mandatory repayment upon the occurrence of an event of default, change of control and certain other events represent an embedded derivative required to be bifurcated from the debt host instrument. The embedded debt derivative is measured at fair value using a probability-weighted cash flow valuation methodology, having a fair value of $675 at September 30, 2020, the date of issuance and September 30, 2021. The determination of the fair value of an embedded debt derivative includes inputs not observable in the market and as such, represents a Level 3 measurement. The methodology utilized requires inputs based on certain subjective assumptions, specifically, probabilities of mandatory debt repayment prior to maturity ranging between 0-10%.
The Company measures the fair value of the liabilities related to the warrants to purchase Series A and Series D convertible preferred stock, using Level 3 inputs. As of September 30, 2021, the fair market value of the Series D warrants was estimated using a hybrid method between option pricing model (OPM) and a probability-weighted expected return method (PWERM), estimating the probability weighted value across the scenarios, while using an OPM to estimate the allocation of value within one or more of these scenarios. The significant unobservable inputs into the valuation models used to estimate the fair value of the convertible preferred stock warrants include the weighting between the scenarios, timing of potential events, such as a qualified initial public offering, or IPO, consummation of the business combination with THMA and other liquidity events and their probability of occurring, the selection of guideline public company multiples, a discount for the lack of marketability of the preferred and common stock and the discount rate used to calculate the present value of the estimated equity value allocated to each share class. At December 31, 2020, the warrants were valued using an OPM.
The following significant assumptions used in the valuation model to estimate the fair value of the warrant liabilities were as follows:

Series A Warrants	September 30, 2021	December 31, 2020
Fair value of underlying preferred stock	$14.24	$2.00
Expected life (years)	0.08 – 1.25	2.00
Expected volatility	45.0% – 74.0%	75.7%
Risk-free interest rate	0.04% – 0.14%	0.13%

Series D Warrants	September 30, 2021	December 31, 2020
Fair value of underlying preferred stock	$14.82	$7.21
Expected life (years)	0.08 – 1.25	2.00
Expected volatility	45.0% – 74.0%	75.7%
Risk-free interest rate	0.04% – 0.14%	0.13%
The following table reconciles the change in the fair value of the warrant liabilities based on Level 3 inputs:

	Warrant Liabilities
	Series A	Series D
Fair value as of December 31, 2019	$52	$—
Issuance of warrants	—	1,803
Change in fair value	2	793
Fair value as of December 31, 2020	54	2,596
Change in fair value	369	6,933
Fair value as of September 30, 2021	$423	$9,529
FAIR VALUE MEASUREMENTS
The tables below present certain of our assets and liabilities measured at fair value categorized by the level of input used in the valuation of each asset and liability.

	December 31, 2020
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$96,835	$96,835	$—	$—
Debt investments:
Corporate bonds	3,543	—	3,543	—
Commercial paper	9,992	—	9,992	—
Total debt investments	13,535	—	13,535	—
Total assets	$110,370	$96,835	$13,535	$—
Current liabilities:
Embedded debt derivative	$675	$—	$—	$675
Warrant liabilities	2,650	—	—	2,650
Total liabilities	$3,325	$—	$—	$3,325

	December 31, 2019
Description	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$21,828	$21,828	$—	$—
Commercial paper	5,587	—	5,587	—
Total cash equivalents	27,415	21,828	5,587	—
Investments:
U.S. Treasury bills	58,818	—	58,818	—
Debt investments:
Corporate debt securities	11,160	—	11,160	—
Commercial paper	7,056	—	7,056	—
Total debt investments	18,216	—	18,216	—
Total investments	77,034	—	77,034	—
Total assets	$104,449	$21,828	$82,621	$—
Current liabilities:
Warrant liabilities	$52	$—	$—	$52
There have been no changes to the valuation methods utilized during the years ended December 31, 2020 and 2019. The Company evaluates transfers between levels at the end of each reporting period. There were no transfers of financial instruments between levels during the years ended December 31, 2020 and 2019.
Cash equivalents—Money market funds included within cash equivalents are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets. Commercial paper is classified within Level 2 of the fair value hierarchy because the pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.
Investments—The Company measures its investments at fair value on a recurring basis and classifies those instruments within Level 2 of the fair value hierarchy. Marketable securities are classified within Level 2 of the fair value hierarchy because pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined using models or other valuation methodologies. The Company recorded an unrealized loss of $29 and an unrealized gain of $33 in other comprehensive income (loss) on available-for-sale securities for the years ended December 31, 2020 and 2019.
Embedded debt derivative and warrant liability—As described in Note 6, the Company concluded that the contingent put options contained in the Perceptive Credit Facility that could require mandatory repayment upon the occurrence of an event of default, change of control and certain other events represent an embedded derivative required to be bifurcated from the debt host instrument. The embedded debt derivative is measured at fair value using a probability-weighted cash flow valuation methodology, having a fair value of $675 at June 30, 2020 and December 31, 2020. The determination of the fair value of an embedded debt derivative includes inputs not observable in the market and as such, represents a Level 3 measurement. The methodology utilized requires inputs based on certain subjective assumptions, specifically, probabilities of mandatory debt repayment prior to maturity ranging between 0-10%. The Company measures the fair value of the liabilities related to the warrants to purchase Series A and Series D convertible preferred stock, using an option pricing model which incorporates Level 3 inputs. The following significant assumptions used in the valuation model to estimate the fair value of the warrant liabilities were as follows:

	December 31,
Series A Warrants	2020	2019
Fair value of underlying preferred stock	$2.00	$2.29
Expected life (years)	2.00	6.98
Expected volatility	75.7%	70.0%
Risk-free interest rate	0.13%	1.57%

	December 31,
Series D Warrants	2020	2019
Fair value of underlying preferred stock	$7.21	n/a
Expected life (years)	2.00	n/a
Expected volatility	75.7%	n/a
Risk-free interest rate	0.13%	n/a
The following table reconciles the change in the fair value of the warrant liabilities based on Level 3 inputs:

	Warrant Liabilities
	Series A	Series D
Fair value as of December 31, 2018	$53	$—
Change in fair value	(1)	—
Fair value as of December 31, 2019	52	—
Issuance of warrants	—	1803
Change in fair value	2	793
Fair value as of December 31, 2020	$54	$2596